CONSOLIDATED STATEMENTS OF TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Proceeds from initial public offering, net of underwriting fees and offering costs | $	$ 2.9
Temporary redeemable preferred stock
Original issue price per share	1,000
Adjusted issue price per share	600